Debt (Details) (USD $)	12 Months Ended										12 Months Ended							12 Months Ended										12 Months Ended	15 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Senior Subordinated Notes 6125 due 2013 [Member]	Dec. 31, 2011 6.875% Senior Subordinated Notes, Due 2015 [Member]	Dec. 31, 2013 4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]	Dec. 31, 2012 4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]	Dec. 31, 2011 4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]	Dec. 31, 2013 Senior Term Loan [Member]	Dec. 31, 2012 Senior Term Loan [Member]	Dec. 31, 2013 3.25% Convertible Senior Debentures, Due 2035 [Member]	Dec. 31, 2012 3.25% Convertible Senior Debentures, Due 2035 [Member]	Dec. 31, 2011 3.25% Convertible Senior Debentures, Due 2035 [Member]	Dec. 31, 2013 3.75% Convertible Senior Subordinated Notes Due 2042 [Member]	Dec. 31, 2012 3.75% Convertible Senior Subordinated Notes Due 2042 [Member]	Dec. 31, 2013 3.5% Convertible senior subordinated debt [Domain]	Dec. 31, 2012 3.5% Convertible senior subordinated debt [Domain]	Dec. 31, 2013 3.75% Convertible Senior Subordinated Notes, due 2025 [Member]	Dec. 31, 2012 3.75% Convertible Senior Subordinated Notes, due 2025 [Member]	Dec. 31, 2011 3.75% Convertible Senior Subordinated Notes, due 2025 [Member]	Dec. 31, 2013 7.75% Senior Subordinated Notes, Due 2020 [Member]	Dec. 31, 2012 7.75% Senior Subordinated Notes, Due 2020 [Member]	Dec. 31, 2011 7.75% Senior Subordinated Notes, Due 2020 [Member]	Dec. 31, 2013 Capital Lease Obligations [Member]	Dec. 31, 2012 Capital Lease Obligations [Member]	Dec. 31, 2013 7.75% interest rate swap agreement - fair value hedge [Member]	Dec. 31, 2012 7.75% interest rate swap agreement - fair value hedge [Member]	Dec. 31, 2011 2011 Senior Credit Agreement [Member]	Sep. 30, 2013 2011 Senior Credit Agreement [Member]	Dec. 31, 2011 2011 Senior Credit Agreement [Member] Senior Term Loan [Member]
Debt Instrument [Line Items]
Balance at time of refinancing																														$ 433,000,000
Long-term Debt, Gross	2,500,434,000	2,473,927,000				307,153,000	345,000,000		398,438,000	419,688,000	427,500,000	427,500,000		390,000,000	390,000,000	424,250,000	0	132,408,000	318,054,000		400,000,000	550,000,000		20,685,000	23,685,000
Derivative, Fair Value, Net																										18,671,000	46,090,000
Debt, Current	527,204,000	27,713,000
Long-term Debt, Excluding Current Maturities	1,418,819,000	2,030,030,000
Amortization of Financing Costs				200,000		200,000	200,000	200,000			700,000	800,000	1,000,000	100,000	100,000			300,000	400,000	600,000	1,200,000	1,200,000	1,100,000					1,100,000
Current Fiscal Year End Date	--12-31
Write off of Deferred Debt Issuance Cost	4,784,000	12,466,000	6,012,000		4,000,000													2,400,000	3,800,000										8,300,000
Interest Paid	87,600,000	90,900,000	111,100,000
Letters of Credit Outstanding, Amount	14,000,000
Line of Credit Facility, Maximum Borrowing Capacity																												$ 750,000,000